Commitments And Contingencies (Tables)	11 Months Ended
Dec. 31, 2021
Rigetti Holdings [Member]
Summary of Future Minimum Lease Payments Under Non-Cancelable Operating Leases
Future minimum lease payments under
non-cancelable
operating leases as of December 31, 2021 are as follows:

Years Ending December 31,
2022	$1,807,759
2023	901,316
2024	928,355
2025	956,206
2026	81,262

Total minimum future lease payments	$4,674,898